3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

falcoj@pepperlaw.com

February 28, 2020

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	Third Avenue Variable Series Trust

1933 Act File No. 333-81141

1940 Act File No. 811-09395

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), Third Avenue Variable Series Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to (i) to add disclosure regarding Cadence Capital Management LLC as sub-adviser to the Third Avenue Value Portfolio (the “Portfolio”), which was approved by shareholders at a special shareholder meeting on February 10, 2020; and (ii) related disclosure for the Portfolio’s name change to the “FFI Strategies Portfolio” and strategy change reflecting a multi-manager approach.

Pursuant to Rule 485(d)(2) of the Act, the Trust will file a subsequent amendment to the Trust’s Registration Statement pursuant to Rule 485(b) in order to update the financial statements and financial highlights for the Portfolio as well as to make other non-material changes.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of Third Avenue Variable Series Trust John M. Ford, Esq.

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